Stock-Based Compensation (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Summary of outstanding and exercisable stock options
Exercise Price Range of Stock Options Outstanding, Number of Options	12.7
Exercise Price Range of Stock Options Outstanding, Weighted Average Exercise Price	$ 17.59
Exercise Price Range of Stock Options Outstanding, Weighted Average Remaining Contractual Life	5
Exercise Price Range of Stock Options Exercisable, Number of Options	9.8
Exercise Price Range of Stock Options Exercisable, Weighted Average Exercise Price	$ 17.44
Exercise Price Range of Stock Options Exercisable, Weighted Average Remaining Contractual Life	4
$2.27 to $11.82 [Member]
Summary of outstanding and exercisable stock options
Exercise Price Range of Stock Options Outstanding, Number of Options	5.4
Exercise Price Range of Stock Options Outstanding, Weighted Average Exercise Price	$ 8.85
Exercise Price Range of Stock Options Outstanding, Weighted Average Remaining Contractual Life	4.6
Exercise Price Range of Stock Options Exercisable, Number of Options	4.0
Exercise Price Range of Stock Options Exercisable, Weighted Average Exercise Price	$ 8.18
Exercise Price Range of Stock Options Exercisable, Weighted Average Remaining Contractual Life	3.4
$11.83 to $21.38 [Member]
Summary of outstanding and exercisable stock options
Exercise Price Range of Stock Options Outstanding, Number of Options	4.0
Exercise Price Range of Stock Options Outstanding, Weighted Average Exercise Price	$ 19.53
Exercise Price Range of Stock Options Outstanding, Weighted Average Remaining Contractual Life	5.4
Exercise Price Range of Stock Options Exercisable, Number of Options	2.8
Exercise Price Range of Stock Options Exercisable, Weighted Average Exercise Price	$ 18.75
Exercise Price Range of Stock Options Exercisable, Weighted Average Remaining Contractual Life	3.6
$21.39 to $30.94 [Member]
Summary of outstanding and exercisable stock options
Exercise Price Range of Stock Options Outstanding, Number of Options	2.0
Exercise Price Range of Stock Options Outstanding, Weighted Average Exercise Price	$ 25.14
Exercise Price Range of Stock Options Outstanding, Weighted Average Remaining Contractual Life	5.3
Exercise Price Range of Stock Options Exercisable, Number of Options	2.0
Exercise Price Range of Stock Options Exercisable, Weighted Average Exercise Price	$ 25.14
Exercise Price Range of Stock Options Exercisable, Weighted Average Remaining Contractual Life	5.3
$30.95 to $40.51 [Member]
Summary of outstanding and exercisable stock options
Exercise Price Range of Stock Options Outstanding, Number of Options	1.3
Exercise Price Range of Stock Options Outstanding, Weighted Average Exercise Price	$ 36.17
Exercise Price Range of Stock Options Outstanding, Weighted Average Remaining Contractual Life	5.3
Exercise Price Range of Stock Options Exercisable, Number of Options	1.0
Exercise Price Range of Stock Options Exercisable, Weighted Average Exercise Price	$ 36.06
Exercise Price Range of Stock Options Exercisable, Weighted Average Remaining Contractual Life	4.7